Net Loss Per Share (Tables)	8 Months Ended
Sep. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders	Basic and diluted net loss per share attributable to stockholders were calculated as follows (in thousands, except share and per share data):
	Three Months Ended September 30, 2024			Period from February 6, 2024 (Inception) to September 30, 2024
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share – Basic and Diluted	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share – Basic and Diluted
Common Stock	$(21,936)	15,013,655	$(1.46)	$(47,192)	7,765,381	$(6.08)
Company Series A Preferred Stock(1)	(697)	477	$(1,460.62)	(1,121)	184	$(6,077.13)
Company Series B Preferred Stock(2)	(5,990)	49,191	$(121.77)	(9,630)	19,015	$(506.44)
Net loss	$(28,623)			$(57,943)
(1)	The weighted-average number of shares of as-converted Company Series A Preferred Stock used in the loss allocation was 477,196 and 184,462 for the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024, respectively.
(2)	The weighted-average number of shares of as-converted Company Series B Preferred Stock used in the loss allocation was 4,099,227 and 1,584,575 for the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024, respectively.

Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share	The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to stockholders for the periods presented because including them would have had an anti-dilutive effect were as follows:
	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Outstanding employee warrants to purchase common stock	3,054,358	3,054,358
Outstanding unvested restricted stock awards	2,207,553	2,207,553
Outstanding and issued common stock options	1,287,760	1,287,760
Total	6,549,671	6,549,671